Share-based compensation (Restricted Share Units - Narrative) (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2012	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 16, 2011
Share-based compensation [Line Items]
Shares approved for grants to qualified persons					43,000,000
Annual increase on the first day of each fiscal year, beginning from 2013 in maximum aggregate number of shares which may be issued pursuant to all awards under the Plan	20,000,000
2011 Incentive Scheme [Member] | Restricted share units
Share-based compensation [Line Items]
Granted (in shares)		62,770,405	16,114,095	11,977,794
Share-based compensation		¥ 325,788	¥ 107,977	¥ 197,434
Total unrecognized compensation expense		¥ 1,114,731
Weighted average period over which unrecognized compensation expense is expected to be recognized		1 year 6 months 29 days